Advances - Schedule of Advance Payments by Financial Institution on Foreclosed Properties (Details) - USD ($) $ in Thousands	Sep. 30, 2015		Dec. 31, 2014		Sep. 30, 2014	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Servicing:
Advances	$ 517,378		$ 893,914		$ 987,286	$ 890,832		$ 184,463	$ 103,591
Corporate Items and Other [Member]
Servicing:
Advances	4,399		4,466			4,433
Servicing, Principal and Interest [Member]
Servicing:
Advances	103,235		128,217			141,307
Servicing, Taxes and Insurance [Member]
Servicing:
Advances	258,846		467,891			477,039
Servicing, Foreclosures, Bankruptcy and Other [Member]
Servicing:
Advances	150,898	[1]	293,340	[1],[2]		268,053	[2]
Servicing [Member]
Servicing:
Advances	$ 512,979		$ 889,448			$ 886,399

[1]	The balances at September 30, 2015 and December 31, 2014 are net of an allowance for losses of $60.4 million and $70.0 million, respectively.
[2]	The balances at December 31, 2014 and 2013 are net of an allowance for losses of $70.0 million and $38.4 million, respectively.